COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

26   COMMITMENTS AND CONTINGENCIES

(a)   Capital commitments

Capital commitments outstanding at December 31, 2019 and 2020 not provided for in the financial statements were as follows:

	As of December 31,
	2019	2020

Contracted for	2,722,084	3,949,623

Commitment for purchase of land use rights was RMB4,500 and RMB20,650 as of December 31, 2019 and 2020 , respectively.

(b)   Lease commitments

The Company’s lease commitments are disclosed in Note 12.

(c)   Litigation contingencies

In August 2018, the Company and its chief executive officer and chief financial officer were named as defendants in a consolidated class action lawsuit filed in the United States District Court. The complaints in the action allege that the Company’s registration statements contained misstatements or omissions regarding its business, operation, and compliance in violation of the U.S. securities laws. As of December 31, 2019, the Company had unpaid legal cost and other related costs of approximately RMB5,748 pertaining to this. On April 7, 2020, the US District Court for the Southern District of New York granted the motion of the defendants (including GDS Holdings, its chief executive officer and chief financial officer) to dismiss the class action lawsuit. On May 6, 2020, plaintiffs filed a notice of appeal of that decision. On June 29, 2020, plaintiffs voluntarily withdrew their appeal, resulting in the dismissal of the case against all Defendants with prejudice.